Debt, Short and Long-term Debt (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Short and long term debt [Abstract]
Total Debt		$ 524,906,860	$ 567,585,631
Less: Short-term debt and current portion of long-term debt		91,973,001	104,210,738		$ 5,119
Long-term debt		$ 432,933,859	$ 463,374,893		$ 24,096
Capitalization rate		6.29%	6.14%
Tax withholding percentage		4.90%
Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt		$ 59,844,000	$ 85,228,000
Less: Short-term debt and current portion of long-term debt		43,574,762	57,023,548
Financial Leases [Member]
Short and long term debt [Abstract]
Less: Short-term debt and current portion of long-term debt		8,431	7,686
U.S. Dollars [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 163,753,449	$ 183,421,882
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 5.125% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			5.125%
Borrowings maturity			2028
Total Debt			$ 4,143,002
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.375% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			6.375%
Borrowings maturity			2028
Total Debt			$ 4,676,086
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2029	2029
Total Debt		$ 2,123,847	$ 2,402,000
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 3.625% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		3.625%	3.625%		3.625%
Borrowings maturity		2029	2029
Total Debt		$ 17,966,700	$ 20,268,300
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 2.875% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		2.875%	2.875%		2.875%
Borrowings maturity		2030	2030
Total Debt		$ 17,966,700	$ 20,268,300
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.700% Maturing 2032 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.70%	4.70%		4.70%
Borrowings maturity		2032	2032
Total Debt		$ 13,475,025	$ 15,201,225
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 5.000% Maturing 2033 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.00%			5.00%
Borrowings maturity		2033
Total Debt		$ 8,983,350
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.375% Maturing 2035 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.375%	6.375%		6.375%
Borrowings maturity		2035	2035
Total Debt		$ 17,631,262	$ 19,889,891
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.125% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.125%	6.125%		6.125%
Borrowings maturity		2037	2037
Total Debt		$ 6,633,755	$ 7,483,563
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.125% Maturing 2040 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.125%	6.125%		6.125%
Borrowings maturity		2040	2040
Total Debt		$ 35,852,730	$ 40,445,595
U.S. Dollars [Member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2042	2042
Total Debt		$ 20,661,705	$ 23,308,545
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2049 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2049	2049
Total Debt		$ 22,458,375	$ 25,335,375
U.S. Dollars [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.40%	6.75%		0.40%
Borrowings maturity		2026
Total Debt		$ 4,940,843	$ 23,511,228
U.S. Dollars [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			0.40%
Borrowings maturity			2025
U.S. Dollars [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			0.55%
Borrowings maturity			2029
Mexican Pesos [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 132,981,910	$ 120,204,796
Mexican Pesos [Member] | Commercial Paper 10.420%-11.530% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings maturity			2025
Total Debt			$ 6,500,597
Mexican Pesos [Member] | Commercial Paper 7.370% - 8.350% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings maturity		2026
Total Debt		$ 6,030,073
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.00%
Borrowings maturity			2025
Total Debt			$ 6,201,365
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.050% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.05%
Borrowings maturity			2025
Total Debt			$ 3,000,000
Mexican Pesos [Member] | Domestic Senior Notes One Interest Rate TIIE + 0.300% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.30%
Borrowings maturity			2025
Total Debt			$ 409,418
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 9.350% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		9.35%	9.35%		9.35%
Borrowings maturity		2028	2028
Total Debt		$ 11,016,086	$ 11,016,086
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 10.125% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		10.125%	10.125%		10.125%
Borrowings maturity		2029	2029
Total Debt		$ 26,000,000	$ 17,500,000
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 9.500% Maturing 2031 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		9.50%	9.50%		9.50%
Borrowings maturity		2031	2031
Total Debt		$ 22,000,000	$ 17,000,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 9.520% Maturing 2032 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		9.52%	9.52%		9.52%
Borrowings maturity		2032	2032
Total Debt		$ 14,679,166	$ 14,679,166
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 10.300% Maturing 2034 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		10.30%	10.30%		10.30%
Borrowings maturity		2034	2034
Total Debt		$ 28,896,000	$ 20,000,000
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 8.460% Maturing 2036 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		8.46%	8.46%		8.46%
Borrowings maturity		2036	2036
Total Debt		$ 7,871,700	$ 7,871,700
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		8.36%	8.36%		8.36%
Borrowings maturity		2037	2037
Total Debt		$ 4,996,435	$ 4,964,352
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 4.840% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.84%	4.84%		4.84%
Borrowings maturity		2037	2037
Total Debt		$ 11,492,450	$ 11,062,112
Mexican Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.30%			0.30%
Borrowings maturity		2026	2025
Total Debt		$ 4,000,000	$ 10,380,000
Mexican Pesos [Member] | Bottom of Range [Member] | Commercial Paper 10.420%-11.530% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			10.42%
Mexican Pesos [Member] | Bottom of Range [Member] | Commercial Paper 7.370% - 8.350% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		7.37%			7.37%
Mexican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			0.40%
Mexican Pesos [Member] | Top of Range [Member] | Commercial Paper 10.420%-11.530% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			11.53%
Mexican Pesos [Member] | Top of Range [Member] | Commercial Paper 7.370% - 8.350% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		8.35%			8.35%
Mexican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			0.79%
Euros [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 81,951,105	$ 84,568,592
Euros [Member] | Commercial Paper 2.220% - 2.260% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings maturity		2026
Total Debt		$ 9,555,086
Euros [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings maturity			2025
Total Debt			$ 26,158,406
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 1.500% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.50%	1.50%		1.50%
Borrowings maturity		2026	2026
Total Debt		$ 15,819,679	$ 15,745,429
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 0.750% Maturing 2027 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.75%	0.75%		0.75%
Borrowings maturity		2027	2027
Total Debt		$ 15,942,756	$ 15,867,928
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 2.125% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		2.125%	2.125%		2.125%
Borrowings maturity		2028	2028
Total Debt		$ 12,580,020	$ 12,520,975
Euros [Member] | Fixed Rate Senior Notes Interest Rate 5.250% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.25%	5.25%		5.25%
Borrowings maturity		2028	2028
Total Debt		$ 10,546,452	$ 10,496,953
Euros [Member] | Floating-Rate Senior Notes Interest Rate Euribor 3M+ 1.050% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.05%	1.05%		1.05%
Borrowings maturity		2028	2028
Total Debt		$ 3,796,723	$ 3,778,901
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 3.000% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		3.00%			3.00%
Borrowings maturity		2030
Total Debt		$ 13,710,389
Euros [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			1.30%
Borrowings maturity				2028
Total Debt			$ 6,088,232
Euros [Member] | Bottom of Range [Member] | Commercial Paper 2.220% - 2.260% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		2.22%			2.22%
Euros [Member] | Bottom of Range [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			2.87%
Euros [Member] | Top of Range [Member] | Commercial Paper 2.220% - 2.260% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		2.26%			2.26%
Euros [Member] | Top of Range [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			3.84%
Pound Sterling [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 53,183,228	$ 55,827,006
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 5.000% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.00%	5.00%		5.00%
Borrowings maturity		2026	2026
Total Debt		$ 12,087,097	$ 12,687,956
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 5.750% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.75%	5.75%		5.75%
Borrowings maturity		2030	2030
Total Debt		$ 15,713,227	$ 16,494,343
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 4.948% Maturing 2033 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.948%	4.948%		4.948%
Borrowings maturity		2033	2033
Total Debt		$ 7,252,258	$ 7,612,773
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2041 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2041	2041
Total Debt		$ 18,130,646	$ 19,031,934
Brazilian Reais [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 27,754,608	$ 32,731,458
Brazilian Reais [Member] | Debenture CDI + 1.37% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.37%
Borrowings maturity			2025
Total Debt			$ 4,909,719
Brazilian Reais [Member] | Debenture CDI + 1.35% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.35%	1.35%		1.35%
Borrowings maturity		2026	2026
Total Debt		$ 4,897,872	$ 4,909,719
Brazilian Reais [Member] | Debenture CDI + 1.20% Maturing 2027 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.20%	1.20%		1.20%
Borrowings maturity		2027	2027
Total Debt		$ 9,795,744	$ 9,819,437
Brazilian Reais [Member] | Debenture CDI + 0.55% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.55%	0.55%		0.55%
Borrowings maturity		2028	2028
Total Debt		$ 4,897,872	$ 4,909,719
Brazilian Reais [Member] | Debenture IPCA + 5.7687% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.7687%	5.7687%		5.7687%
Borrowings maturity		2029	2029
Total Debt		$ 8,163,120	$ 8,182,864
Japanese Yen [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 1,490,156	$ 1,674,427
Japanese Yen [Member] | Fixed-Rate Senior Notes Interest Rate 2.950% Maturing 2039 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		2.95%	2.95%		2.95%
Borrowings maturity		2039	2039
Total Debt		$ 1,490,156	$ 1,674,427
Chilean Pesos [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 3,934,278	$ 3,907,036
Chilean Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 4.000% Maturing 2035 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.00%	4.00%		4.00%
Borrowings maturity		2035	2035
Total Debt		$ 3,934,278	$ 3,907,036
Chilean Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.75%	0.75%		0.75%
Total Debt		$ 11,727,384	$ 6,526,415
Chilean Pesos [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings maturity		2027	2027
Total Debt		$ 14,466	$ 22,052
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			3.35%
Borrowings maturity		2026	2025
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.65%			0.65%
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.85%			0.85%
Chilean Pesos [Member] | Bottom of Range [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		8.27%	8.27%		8.27%
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			0.60%
Borrowings maturity		2027	2026
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.80%			0.80%
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		6.62%			6.62%
Chilean Pesos [Member] | Top of Range [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		8.97%	8.97%		8.97%
Other Currencies [Member]
Short and long term debt [Abstract]
Total Debt		$ 5,424,434	$ 5,581,463
Other Currencies [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt		$ 59,858,126	$ 85,250,434
Peruvian Soles [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings maturity		2026	2025
Total Debt		$ 24,590,054	$ 21,298,150
Peruvian Soles [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		4.65%	5.08%		4.65%
Peruvian Soles [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		4.89%	6.15%		4.89%
Colombia Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		1.35%	0.56%		1.35%
Borrowings maturity		2027
Total Debt		$ 14,585,379	$ 17,008,428
Colombia Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.99%	0.56%		0.99%
Borrowings maturity			2025
Colombia Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.85%	2.55%		0.85%
Borrowings maturity			2026
Dominican Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt			$ 415,929
Dominican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			10.90%
Borrowings maturity			2025
Dominican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			13.25%
Borrowings maturity			2026

[1]	Includes secured and unsecured senior notes.
[2]	Thousands of Mexican pesos.